Fair Value Measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
23.	Fair Value Measurements

There are no assets measured or disclosed at fair value on a recurring basis as of December 31, 2022. Assets measured or disclosed at fair value on a recurring basis as of December 31, 2021 are summarized below:

	Fair Value Measurements as of December 31, 2021 using
	Quoted Price in Active Market for Identical Assets	Significant Other Observable Inputs	Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)	fair value
	RMB	RMB	RMB	RMB
Fair value measurement
Short-term investments
Trading debt investments	—	65,108	—	65,108

Total asset measured at fair value	—	65,108	—	65,108

The Group values its trading debt investments using the redemption prices provided by the issuing financial institutions that are not market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2. These products have original maturities of one year or less; therefore, the carrying values approximate their fair values.
The Group invested in
available-for-sale
debt investments with a
one-year
term in a
closed-end
segregated portfolio fund in 2020 and redeemed it in 2021. The investment objective of the fund is to achieve capital appreciation by primarily investing in shares of target companies to be listed in internationally recognizable stock exchanges in their respective initial public offerings. The fund may hold or invest 100% of its assets in temporary investments such as cash or cash equivalents at the discretion of the management of the fund. The investments cannot be sold or transferred, pledged, mortgaged, encumbered or otherwise disposed of without the prior written consent of the management of the fund.
There were no other assets or liabilities measured at a recurring or non-recurring
basis as of December 31, 2021 and 2022. The Group measures certain financial and non-financial
assets, including long-term investments and long-lived assets, at fair value on a nonrecurring basis when impairment charges are recognized.